Deferred Income and Mining Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income and mining tax liabilities
Mining assets	$ 1,047.6	$ 1,608.0
Investments held by environmental trust funds	2.7	45.3
Inventory	18.2	15.3
Other	19.5	13.1
Gross deferred income and mining tax liabilities	1,088.0	1,681.7
Provisions, including rehabilitation accruals	(103.7)	(144.6)
Tax losses	(159.8)	(183.0)
Unredeemed capital expenditure	(876.9)	(782.9)
Other	(4.1)
Gross deferred income and mining tax assets	(1,144.5)	(1,110.5)
Valuation allowance for deferred tax assets	330.2	324.4
Total deferred income and mining tax assets	(814.3)	(786.1)
Total deferred income and mining tax liabilities	273.7	895.6
Less: short-term portion of deferred income and mining tax liabilities	(16.0)	(17.9)
Less: short-term portion of deferred income and mining tax assets	29.0
Long-term portion of deferred income and mining taxes	286.7	877.7
Long-term liabilities	(309.3)	(901.8)
Long-term assets	$ 22.6	$ 24.1